Segment Reporting (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting
Net revenue from sales and services	R$ 947,419	R$ 997,628	R$ 989,683
Cost of goods sold and services	(396,829)	(378,003)	(447,049)
Operating income (expenses)
General and administrative expenses	(430,279)	(406,352)	(276,427)
Commercial expenses	(164,439)	(165,169)	(184,592)
Other operating income	5,554	4,283	5,136
Impairment losses on trade receivables	(32,726)	(25,015)	(4,297)
(Loss) Profit before finance result and taxes	(71,300)	27,372	82,454
Assets	7,333,407	6,978,270	6,167,794
Current and non-current liabilities	2,668,198	2,192,953	3,067,711
Content & EdTech Platform
Segment Reporting
Net revenue from sales and services	850,713	908,406	882,259
Cost of goods sold and services	(327,651)	(301,882)	(359,730)
Operating income (expenses)
General and administrative expenses	(413,746)	(387,023)	(260,338)
Commercial expenses	(147,664)	(152,659)	(181,681)
Other operating income	5,469	4,283	5,136
Impairment losses on trade receivables	(32,344)	(25,015)	(4,297)
(Loss) Profit before finance result and taxes	(65,223)	46,110	81,349
Assets	7,207,084	6,848,198	6,055,892
Current and non-current liabilities	2,605,351	2,141,107	2,955,764
Digital Services Platform
Segment Reporting
Net revenue from sales and services	96,706	89,222	107,424
Cost of goods sold and services	(69,178)	(76,121)	(87,319)
Operating income (expenses)
General and administrative expenses	(16,533)	(19,329)	(16,089)
Commercial expenses	(16,775)	(12,510)	(2,911)
Other operating income	85
Impairment losses on trade receivables	(382)
(Loss) Profit before finance result and taxes	(6,077)	(18,738)	1,105
Assets	126,323	130,072	111,902
Current and non-current liabilities	R$ 62,847	R$ 51,847	R$ 111,947